DEFERRED TAX - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DEFERRED TAX (Details) - Narrative [Line Items]
Current and deferred tax relating to items credited directly to equity	£ (583,000,000)	£ 137,000,000	£ (1,287,000,000)
UK corporation tax
DEFERRED TAX (Details) - Narrative [Line Items]
Current tax expense (income)	1,349,000,000	423,000,000	1,279,000,000
Change in banking surcharge rate | Change in tax law enacted at year end
DEFERRED TAX (Details) - Narrative [Line Items]
Increase in deferred tax asset	80,000,000
Remeasurement of deferred tax due to rate changes	83,000,000
Deferred tax expense (income) recognised in profit or loss	3,000,000
Change in UK tax rate | UK corporation tax
DEFERRED TAX (Details) - Narrative [Line Items]
Increase in deferred tax asset	£ 1,156,000,000
Foreign country
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets		0
Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets, expiration term	20 years
The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Increase in deferred tax asset	£ 942,000,000
Remeasurement of deferred tax due to rate changes	(1,168,000,000)	(435,000,000)	25,000,000
Current and deferred tax relating to items credited directly to equity	226,000,000
Deferred tax assets	4,048,000,000	3,468,000,000
The Group | Prior to offsetting of balances within same taxing jurisdiction
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	6,377,000,000	5,327,000,000	4,731,000,000
The Group | Prior to offsetting of balances within same taxing jurisdiction | Tax losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	5,018,000,000	4,054,000,000	3,600,000,000
The Group | UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	151,000,000	104,000,000
Current tax expense (income)	593,000,000
The Group | Foreign country
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		46,000,000
The Group | Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	5,000,000	43,000,000
Deferred tax assets operating loss carry forwards subject to expiration	34,000,000	34,000,000
The Bank
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	2,434,000,000	2,109,000,000
The Bank | Prior to offsetting of balances within same taxing jurisdiction
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	3,861,000,000	3,042,000,000	2,734,000,000
The Bank | Prior to offsetting of balances within same taxing jurisdiction | Tax losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	3,190,000,000	2,507,000,000	£ 2,198,000,000
The Bank | UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	116,000,000	90,000,000
Current tax expense (income)	453,000,000
The Bank | Foreign country
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		7,000,000
The Bank | Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	3,000,000	4,000,000
Deferred tax assets operating loss carry forwards subject to expiration	£ 0	£ 0